STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Unvested RSUs Activity
Unvested RSUs outstanding at December 31, 2024 and changes during the period ended December 31, 2024 are as follows:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Unvested at January 1	1,822	$82.28
Granted	351	51.29
Vested	(360)	74.45
Forfeited	(105)	74.27
Unvested at December 31	1,708	$78.06

Schedule of Stock Options Outstanding
Stock options outstanding at December 31, 2024 and changes during the period ended December 31, 2024 are as follows:

	December 31, 2024
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Options Outstanding at January 1	2,570	$14.23
Granted	—	—
Exercised	(121)	13.74
Forfeited	—	—
Expired	—	—
Options Outstanding at December 31	2,449	$14.25	0.9	$70,756
Options exercisable	2,449	$14.25	0.9	$70,756

Schedule of Information for Stock Options Outstanding and Exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2024:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2024	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2024	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price
	(Shares in thousands)
Less than $10.00	426	1.2	$8.61	426	1.2	$8.61
$10.01 to $15.00	552	0.3	13.71	552	0.3	13.71
$15.01 to $20.00	1,471	1.0	16.09	1,471	1.0	16.09
	2,449	0.9	$14.25	2,449	0.9	$14.25